SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIVES
Buildings	39 years
Machinery and Equipment	7 - 10 years
Vehicles	10 years
Furniture and Fixtures	3 - 10 years

SCHEDULE OF SALES MILESTONE	The Sales Milestones are:
Year 3	$250,000 Royalty
Year 4	$375,000 Royalty
Year 5	$625,000 Royalty
Year 6	$875,000 Royalty
All subsequent years	$1,000,000 Royalty

SCHEDULE OF REVENUE RECOGNITION
	Years ended
	March 31, 2024	March 31, 2023

Shrimp sales	$146,301	$238,685
Technology and equipment services	300,000	-
Total revenues	$446,301	$238,685

Promissory Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF RESTRUCTURED AUGUST AND SENIOR NOTES PAYABLE AT FAIR VALUE

Restructured August and Senior Notes Payable

	March 31, 2024	March 31, 2023
Restructured notes payable fair value at beginning of year	$23,690,000	$-
Fair value of Promissory Notes upon Restructuring Agreement	-	20,847,867
Reclass of accrued interest	907,634	-
Change in fair value	5,162,366	2,842,133
Restructured Notes Payable fair value at end of year	$29,760,000	$23,690,000

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SUMMARY OF ACTIVITY OF DERIVATIVES AT FAIR VALUE	Warrant liability
	March 31, 2024	March 31, 2023
Warrant liability balance at beginning of year	$355,000	$3,923,000
Change in fair value	(331,000)	(3,568,000)
Balance at end of year	$24,000	$355,000

Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF RESTRUCTURED AUGUST AND SENIOR NOTES PAYABLE AT FAIR VALUE

The following is a summary of activity of Level 3 liabilities during the years ended March 31, 2024 and 2023

Warrant liability

	March 31, 2024	March 31, 2023
Warrant liability balance at beginning of year	$355,000	$3,923,000
Change in fair value	(331,000)	(3,568,000)
Balance at end of year	$24,000	$355,000